DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
Summary of amounts outstanding under of long-term term debt

	September 30,	December 31,
	2021	2020
Total debt	$222,000	$240,000
Less: current portion of term loan (scheduled payments)	24,000	24,000
Less: net deferred financing costs	2,946	4,113
Total long-term debt	$195,054	$211,887

	December 31,	December 31,
	2020	2019
Total debt	$240,000	$133,000
Less: current portion of term loan (scheduled payments)	24,000	14,000
Less: net deferred financing costs	4,113	1,757
Total long-term debt	$211,887	$117,243

Summary of aggregate principal maturities of debt

Remainder of 2021	$6,000
2022	24,000
2023	192,000
Total debt	$222,000

Years
2021	$24,000
2022	24,000
2023	192,000
Total debt	$240,000